IMPAIRMENT CHARGES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
Schedule of impairment charges and inventory provisioning
	Six month period ended
	June 30,2025 US$’000	June 30,2024 US$’000

Impairment of PP&E	28	446
Impairment of goodwill and other intangible assets	-	-
Impairment of financial assets	-	-
Total impairment loss	28	446